Plan Assets by Fair Value Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 93		$ 92		$ 75
Equity securities | Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	[1]	1	[1],[2]
Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36	[1]	42	[3]
Fixed Income: | Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	[4]	5	[4]
Fixed Income: | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	[4]	14	[4]
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	[5]	7	[5]
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[6]	23	[6]
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2		23
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Equity securities | Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1],[2]
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[3]
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Fixed Income: | Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[4]	0	[4]
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Fixed Income: | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[4]	0	[4]
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[6]	23	[6]
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91		69
Significant Other Observable Inputs (Level 2) | Equity securities | Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	[1]	1	[1],[2]
Significant Other Observable Inputs (Level 2) | Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36	[1]	42	[3]
Significant Other Observable Inputs (Level 2) | Fixed Income: | Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	[4]	5	[4]
Significant Other Observable Inputs (Level 2) | Fixed Income: | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	[4]	14	[4]
Significant Other Observable Inputs (Level 2) | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	[5]	7	[5]
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	[6]	$ 0	[6]

[1]	Domestic and international equity securities categorized as Level 2 are valued using the Net Asset Value ("NAV") per fund share, which is derived from quoted prices in active markets of the underlying securities.
[2]	Through fiscal 2010, Toys-Japan maintained a tax qualified pension plan ("TQPP") that covered all employees of Toys-Japan. Pursuant to amended Japanese laws, TQPP plans, such as the Toys-Japan pension plan had to be terminated or transferred to another defined benefit or defined contribution plan by March 31, 2012. In accordance with Japanese law, on February 1, 2011, Toys-Japan's TQPP plan was terminated and replaced with a defined benefit and defined contribution plan in the ratio of 70% and 30%, respectively. This change resulted in a plan curtailment and settlement. The plan curtailment reduced the plan's liability by approximately $1 million. No curtailment gains were recognized as the reduction in liability was offset by unrecognized net actuarial losses. The partial settlement amount represents the transfer of 30% of the TQPP plan projected benefit obligation ("PBO") to a new defined contribution plan.
[3]	On April 1, 2010, we amended the U.K. defined benefit pension plan. Pursuant to the amendment, we capped our rate of compensation increase. The change in compensation increase assumption resulted in a reduction of the plan's liability by $11 million in fiscal 2010.
[4]	Domestic and international fixed-income securities categorized as Level 2 are valued using the NAV per fund share, which is derived using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported trades.
[5]	Insurance contracts contain a minimum guaranteed return and are categorized as Level 2 as the fair value of the assets is equal to the total amount of all individual technical reserves plus the non allocated employer's financing fund reserves at the valuation date. The individual technical and financing fund reserves are equal to the accumulated paid contributions taking into account the insurance ratification and any allocated profit sharing return.
[6]	Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. Due to the nature and short maturity of these investments, their carrying amount approximates fair value. Therefore, we have determined that our cash and cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.